FOREIGN EXCHANGE	12 Months Ended
Dec. 31, 2022
FOREIGN EXCHANGE
FOREIGN EXCHANGE

13) FOREIGN EXCHANGE

($ thousands)	2022	2021	2020
Realized:
Foreign exchange (gain)/loss	$(121)	$3,477	$771
Foreign exchange (gain)/loss on U.S. dollar cash held in parent company	(937)	(2,330)	(902)
Unrealized:
Foreign exchange (gain)/loss on U.S. dollar working capital in parent company	11,217	(8,055)	1,363
Foreign exchange (gain)/loss	$10,159	$(6,908)	$1,232